Securities Act File No. 333-121690

Investment Company Act File No. 811-21691

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/  /

Pre-Effective Amendment No.

/  /

Post-Effective Amendment No.

 10

/ X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

/  /

OF 1940

Amendment No.

  12

/ X /

(Check appropriate box or boxes.)

Adirondack Funds

(Exact Name of Registrant as Specified in Charter)

2390 Western Avenue, Guilderland, NY  12084

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:   (518) 439-7507

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

It is proposed that this filing will become effective:

/ X / immediately upon filing pursuant to paragraph (b)

/__/ on (date) pursuant to paragraph (b)

/   / 60 days after filing pursuant to paragraph (a)(1)

/__/ on (date) pursuant to paragraph (a)(1)

/   / 75 days after filing pursuant to paragraph (a)(2)

/   / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/   / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 12th day of August, 2011.

ADIRONDACK FUNDS

By:

JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of August, 2011.

Gregory A. Roeder,* President/Principal Executive Officer

Wade Coton,* Trustee

Kevin Gallagher,* Trustee

Louis Morizio,* Trustee

Joseph Plourde,* Trustee

Matthew P. Reiner,*Treasurer/Principal Financial Officer/Principal Accounting Officer

*By:

/s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

EXHIBIT INDEX

Index No.

Description of Exhibit

1.

EX-101.INS

XBRL Instance Document

2.

EX-101.SCH

XBRL Taxonomy Extension Schema Document

3.

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

4.

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

5.

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

6.

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase